UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/07

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number: 028-11316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Vice President
Phone: 479 452 0996

Signature, Place, and Date of Signing:


   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          163

Form 13F Information Table Value Total:  $   103,606
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
Atlanta & Fort Smith Combined
30-Jun-07

                                                                                                                 Voting Authority
                                                                                                             -----------------------
                                                             Value     Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                   Title of class    CUSIP    (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers  Sole   Shared   None
------------------------------   --------------  ---------  --------   -------  ---  ----  -------  -------- ------  ------  -------
3M CO                            COMMON STOCKS   88579y101    1260        13465 SH         Sole                10767            2698
                                                               151         1615 SH         Defined              1215             400
ABBOTT LABS                      COMMON STOCKS   002824100     329         6128 SH         Sole                 2668            3460
AFLAC INC.                       COMMON STOCKS   001055102     437         7664 SH         Defined               400            7264
AGL RESOURCES                    COMMON STOCKS   001204106    1346   33951.5284 SH         Sole             28101.53            5850
                                                               145         3650 SH         Defined              2450            1200
ALLERGAN INC.                    COMMON          18490102      206         3200 SH         Sole                 3200
ALTRIA GROUP INC                 COMMON STOCKS   02209S103     289         4154 SH         Sole                 2904            1250
                                                               346         4972 SH         Defined              4472             500
AMERICAN EXPRESS COMPANY         COMMON STOCKS   025816109     475          890 SH         Sole                 7910             100
                                                                30          500 SH         Defined               500
AMERICAN INTL GROUP              COMMON STOCKS   026874107    1371    20270.945 SH         Sole             14505.95            5765
                                                               493     7290.002 SH         Defined              4574        2716.002
AMGEN INC.                       COMMON STOCKS   031162100     763        13500 SH         Sole                11100            2400
                                                                99         1747 SH         Defined               400            1307
ANHEUSER BUSCH                   COMMON STOCKS   035229103     330         6595 SH         Sole                 5620             975
                                                                99         1975 SH         Defined               200            1775
AON CORP                         COMMON STOCKS   037389103    1015        22650 SH         Sole                15800            6850
                                                                22          500 SH         Defined               500
AT&T Inc.                        COMMON STOCKS   001957505    2494        58951 SH         Sole                46050           12901
                                                              1085        25636 SH         Defined             14428 3486       7722
AUTOMATIC DATA PROCESSING        COMMON STOCKS   053015103     650        14158 SH         Sole                10558            3600
                                                                11          240 SH         Defined                               240
Aegon N.V.                       COMMON STOCKS   007924103     151         7947 SH         Sole                 7947
                                                                88         4638 SH         Defined               188            4450
Alltel Corp Com                  COMMON          20039103      125         1800 SH         Sole                 1600             200
                                                               101         1450 SH         Defined              1150  300
Analog Devices Inc.              COMMON STOCKS   032654105     727        20100 SH         Sole                13350            6750
Archer-Daniels-Midland Co.       COMMON STOCKS   039483102     482        14575 SH         Sole                10850            3725
                                                                43         1300 SH         Defined               400             900
BANK OF AMERICA                  COMMON STOCKS   060505104    6219    123720.85 SH         Sole             96883.85           26837
                                                              3448        68582 SH         Defined              3986           64596
BB&T Corp.                       COMMON STOCKS   054937107     332         8215 SH         Defined              8215
BP PLC-SPONS ADR                 COMMON STOCKS   055622104      90         1288 SH         Sole                 1263              25
                                                               272         3924 SH         Defined              1808            2116
Bancorpsouth Inc.                COMMON STOCKS   059692103     462        19017 SH         Sole                19017
                                                                 5          200 SH         Defined               200
Bristol-Myers Squibb             COMMON          110122108     284         9886 SH         Sole                 9886
                                                                82         2800            Defined              2800
CBL & ASSOCIATES PROPERTIES      COMMON STOCKS   124830100     382   10909.2751 SH         Sole             9109.275            1800
                                                                70         2000 SH         Defined              2000
CHESAPEAKE ENERGY CORP           COMMON STOCKS   165167107     390        11051 SH         Sole                 6901            4150
                                                                60         1700 SH         Defined              1600             100
CHEVRON CORPORATION              COMMON STOCKS   166764100    1552        16579 SH         Sole                12220            4359
                                                               838         8964 SH         Defined              1650            7314
CISCO SYSTEMS, INC.              COMMON STOCKS   17275R102     685        20650 SH         Sole                17250            3400
                                                               147         4461 SH         Defined              3025            1436
CITIGROUP                        COMMON STOCKS   172967101     572        12254 SH         Sole                 8720            3534
                                                               651        13942 SH         Defined              2500           11442
COCA-COLA                        COMMON STOCKS   191216100    1277        22226 SH         Sole                15850            6376
                                                               949        16512 SH         Defined              4000           12512
CONAGRA FOODS INC.               COMMON STOCKS   205887102     176         6750 SH         Sole                 5850             900
                                                                68         2600 SH         Defined              1000            1600
CONOCOPHILLIPS                   COMMON STOCKS   20825c104    2002        22813 SH         Sole                18263            4550
                                                               176     2003.386 SH         Defined           403.386            1600
CONSOLIDATED EDISON, INC.        COMMON STOCKS   209115104      46         1000 SH         Sole                                 1000
                                                               191         4125 SH         Defined                              4125
COVAD COMMUNICATIONS GROUP       COMMON STOCKS   222814204      11        16462 SH         Defined              1328           15134
CVS CAREMARK CORP.               COMMON STOCKS   126650100    1108        27950 SH         Sole                18350            9600
                                                               220         5550 SH         Defined               600            4950
Capital One Financial            COMMON STOCKS   14040H105     439         6600 SH         Sole                 5250            1350
                                                                13          200 SH         Defined               200
Cousins Pptys Inc. Com           COMMON STOCKS   222795106     203         6900 SH         Sole                 6900
                                                                26          900 SH         Defined               900
DUKE ENERGY CORP.                COMMON STOCKS   26441C105     874    46765.133 SH         Sole             34936.13           11829
                                                                73         3900 SH         Defined               700            3200
EMC CORP                         COMMON STOCKS   268648102     491        23580 SH         Sole                15800            7780
                                                               116         5600 SH         Defined              1200            4400
EXXON MOBIL CORP                 COMMON STOCKS   30231g102    2314        24996 SH         Sole                21869            3127
                                                              3542        38267 SH         Defined             10435           27832
Emerson Electric                 COMMON STOCKS   291011104     305         5730 SH         Sole                 5730
                                                                96         1800 SH         Defined              1800
GENERAL ELECTRIC                 COMMON STOCKS   369604103    3605     87070.78 SH         Sole             64429.78           22641
                                                              2786    67287.743 SH         Defined          41676.74           25611
GOODRICH, BF                     COMMON STOCKS   382388106    1233   18066.8633 SH         Sole             13402.86            4664
                                                                68         1000 SH         Defined              1000
Genuine Parts                    COMMON STOCKS   372460105     187         3740 SH         Sole                 1837            1903
                                                               504        10072 SH         Defined                             10072
HOME DEPOT                       COMMON STOCKS   437076102    1478     45539.19 SH         Sole                33953        11586.19
                                                               336        10352 SH         Defined              3015            7337
HONEYWELL INTERNATIONAL INC      COMMON STOCKS   438516106    1569        26375 SH         Sole                19675            6700
Harris Corp.                     COMMON STOCKS   413875105    1229        21268 SH         Sole                21268
                                                                12          200            Defined                               200
ING GROEP NV                     COMMON STOCKS   456837103     275         6200 SH         Defined                              6200
INT'L BUSINESS MACHINES          COMMON STOCKS   459200101     180         1535 SH         Sole                 1535
                                                               160         1358 SH         Defined              1258             100
INTEL CORP                       COMMON STOCKS   458140100     693        26785 SH         Sole                22165            4620
                                                               116         4501 SH         Defined              1375            3126
INTERNATIONAL PAPER              COMMON STOCKS   460146103     948        26427 SH         Sole                19277            7150
                                                                27          750 SH         Defined               450             300
Jefferson Bancshares             COMMON                        200         7520            Sole                 7520
J P MORGAN CHASE                 COMMON STOCKS   46625h100    1008      21993.4 SH         Sole              16978.4            5015
                                                               308         6730 SH         Defined              3880            2850
JOHNSON & JOHNSON                COMMON STOCKS   478160104    2138        32554 SH         Sole                28551            4003
                                                               359     5470.968 SH         Defined              3170        2300.968
KRAFT FOODS INC                  COMMON STOCKS   50075n104     100         2897 SH         Sole                 2033             864
                                                               124         3594 SH         Defined              3094             500
Kinder Morgan Energy Partners    COMMON STOCKS   494550106     518        10500 SH         Sole                 8600            1900
                                                                 5          100            Defined               100
L-3 COMMUNICATIONS HLDGS INC.    COMMON STOCKS   502424104    1841        18025 SH         Sole                11975            6050
                                                               220         2150 SH         Defined               650            1500
LINCOLN NATL                     COMMON STOCKS   534187109     238         3605 SH         Sole                 1676            1929
MEDTRONIC, INC.                  COMMON STOCKS   585055106     654        11595 SH         Sole                 9220            2375
                                                                68         1200 SH         Defined               700             500
MERCK                            COMMON STOCKS   589331107     224         4330 SH         Sole                 3130            1200
                                                               150         2903 SH         Defined              1203            1700
MERRILL LYNCH                    COMMON STOCKS   590188108     870        12210 SH         Sole                 9310            2900
                                                                61          850 SH         Defined               200             650
Microsoft                        COMMON          594918104     483        16387 SH         Sole                16037             350
`                                                               20          674 SH         Defined               300             374
Monsanto Co                      COMMON          61166s101     176         2042 SH         Sole                 2042
                                                               101         1184 SH         Dev                  1184
Motorola                         COMMON          620076109     287        15500 SH         Sole                14900             600
                                                                 3          150 SH         Defined                               150
Oxford Inds                      COMMON STOCKS   691497309    1105        30584 SH         Sole                30584
Peabody Energy                   COMMON          740549104     534        11150 Sh         Sole                10000            1150
                                                                74         1550 SH         Defined               750             800
PEPSICO                          COMMON STOCKS   713448108    2191        29917 SH         Sole                22079            7838
                                                               254     3468.055 SH         Defined          1893.055            1575
PFIZER                           COMMON STOCKS   717081103     655        26805 SH         Sole                14875           11930
                                                              2539       103937 SH         Defined             10490           93447
PLUM CREEK TIMBER                COMMON STOCKS   729251108     601     13421.82 SH         Sole             11321.82            2100
                                                                44         1000 SH         Defined              1000
PROCTER & GAMBLE                 COMMON STOCKS   742718109    1838        26230 SH         Sole                20080            6050
                                                               202         2870 SH         Defined              1350   20       1500
REGIONS FINANCIAL CORP           COMMON STOCKS   7591ep100    1097      37210.2 SH         Sole              30346.2            6864
                                                                93         3154 SH         Defined              1842    4       1308
Qualcomm Inc                     COMMON          747525103     316         7470 SH         Sole                 6445            1025
                                                                 4          100 SH         Defined               100
Raytheon                         COMMON          755111507     219         3435 SH         Sole                 2635             800
Royal Dutch Shell Cl A           COMMON STOCKS   780259206     144         1760 SH         Sole                 1760
                                                               242         2938 SH         Defined              2638             300
S&P 500 DEPOSITARY RECEIPT       COMMON STOCKS   78462f103     264         1732 SH         Sole                 1732
                                                                31          200            Defined               200
Schlumberger Ltd                 COMMON          806857108     199         1900 SH         Sole                 1900
                                                                59          559 SH         Defined               559
SUNTRUST BANKS                   COMMON STOCKS   867914103    1364        18020 SH         Sole                10200            7820
                                                              1581        20892 SH         Defined              3124           17768
Southern Company                 COMMON STOCKS   842587107     423        11660 SH         Sole                 7910            3750
                                                               578        15955 SH         Defined              4165           11790
Spectra Energy Corp              COMMON STOCKS   847560109     779        31806 SH         Sole                24217            7589
                                                                50         2050 SH         Defined               350            1700
Synovus Financial                COMMON STOCKS   87161C105     117         4164 SH         Sole                 2500            1664
                                                               394        14062 SH         Defined                             14062
TEPPCO PARTNERS                  COMMON STOCKS   872384102     421        11050 SH         Sole                 9250            1800
                                                                66         1750 SH         Defined              1750
TXU CORP                         COMMON STOCKS   873168108     180         2629 SH         Sole                 2429             200
                                                               151         2200 SH         Defined                              2200
Unitedhealth Group               COMMON          91324P102     191         3940 SH         Sole                 3940
                                                                27          555 SH         Defined               255             300
UNITED TECHNOLOGIES              COMMON STOCKS   913017109      92         1140 SH         Sole                 1140
                                                               712     8852.505 SH         Defined              1200        7652.505
VERIZON                          COMMON STOCKS   92343v104    1086     24544.75 SH         Sole             20603.75            3941
                                                               203         4575 SH         Defined              1123   30       3422
Vodafone Group                   COMMON          92857W209     214         5893 SH         Sole                 5893
VULCAN MATERIALS CO              COMMON STOCKS   929160109     321         3600 SH         Sole                 2400            1200
WACHOVIA CORP                    COMMON STOCKS   929903102    1337        26661 SH         Sole                12659           14002
                                                              2901        57845 SH         Defined              6130           51715
WAL-MART STORES                  COMMON STOCKS   931142103     692     15865.54 SH         Sole             13265.54            2600
                                                               854      19552.3 SH         Defined           17852.3            1700
Wells Fargo & co                 COMMON          949740104     268         7530 sh         Sole                 7130             400
WYETH                            COMMON STOCKS   983024100     556        12500 SH         Sole                 5800            6700
                                                              3361        75441 SH         Defined              6450           68991